Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
Summary of Stock Option and Restricted Stock Units Activity
The following is a summary of the 2015 Plan, which includes restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2022	10,433
Restricted stock units granted	(902)
Restricted stock units forfeited	49

Available for grant at December 31, 2022	9,580
Restricted stock units granted	(624)
Restricted stock units forfeited	51

Available for grant at December 31, 2023	9,007
Restricted stock units granted	(1,225)
Restricted stock units forfeited	18

Available for grant at December 31, 2024	7,800

Summary of Restricted Stock Units and Changes
A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2022	2,310	17.37	1.57
Restricted stock units granted	902	19.56
Restricted stock units vested	(1,186)	17.61
Restricted stock units forfeited	(49)	17.18

Non-vested at December 31, 2022	1,977	17.89	0.66
Restricted stock units granted	624	13.51
Restricted stock units vested	(1,460)	18.36
Restricted stock units forfeited	(51)	16.38

Non-vested at December 31, 2023	1,090	15.00	0.13
Restricted stock units granted	1,225	15.68
Restricted stock units vested	(1,089)	14.94
Restricted stock units forfeited	(18)	15.26

Non-vested at December 31, 2024	1,208	15.68	0.25

Stock-based Compensation Expense
The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2022, 2023 and 2024.

	Year Ended December 31
	2022	2023	2024
	US$	US$	US$
Cost of sales	597	406	311
Research and development	18,678	11,709	11,284
Sales and marketing	2,736	1,858	1,954
General and administrative	4,650	3,574	3,407

	26,661	17,547	16,956